FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments And Financial Risk Management
SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

Equity securities in investee companies and warrants are measured at fair value. The financial assets and liabilities measured at fair value by hierarchy are shown in the table below. The amounts shown are based on the amounts recognized in the condensed consolidated interim statements of financial position. These financial assets are measured at fair value through profit and loss.

June 30, 2023	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$157,143	$132,400	$-	$289,543
Note receivable	-	-	115,850	115,850
Total	$157,143	$132,400	$115,850	$405,393

December 31, 2022	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$57,143	$135,440	$-	$192,583
Note receivable	-	-	169,300	169,300
Derivative liability	-	-	(57,314)	(57,314)
Total	$57,143	$135,440	$111,986	$304,569